Stock Options: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of stock option activity under the stock option plans for the nine months ended September 30, 2016:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Term	Value
	Shares	Price	(Years)	(in thousands)
Options outstanding at January 1, 2016	268,218	$42.24	7.5	$0
Options granted	43,750	$19.20
Less options forfeited	(8,764)	$21.12
Less options expired/cancelled	(625)	$56.32
Less options exercised	-	$-
Options outstanding at September 30, 2016	302,579	$39.68	7.8	$0
Options exercisable at September 30, 2016	234,885	$43.52	7.2	$0

The following is a summary of stock option activity under the stock option plans for the years ended December 31, 2015 and 2014:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Term	Value
	Shares	Price	(Years)	(in thousands)
Options outstanding at December 31, 2013	195,311	$47.36	8.9	$2,605
Options granted	73,437	$41.28
Less options forfeited	(25,962)	$56.64
Less options exercised	0	$0.00
Options outstanding at December 31, 2014	242,786	$44.80	8.5	$255
Options granted	38,907	$25.60
Less options forfeited	(10,938)	$32.64
Less options expired	(2,540)	$44.80
Less options exercised	0	$0.00
Options outstanding at December 31, 2015	268,218	$42.24	8.2	$0
Options exercisable at December 31, 2015	180,523	$45.12	7.5	$0

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of stock options outstanding under the plans as of September 30, 2016:

				Stock Options
	Stock Options Outstanding			Exercisable
		Weighted Avg.	Weighted Avg.		Weighted Avg.
Range of	Number of	Contractual Life	Exercise	Number of	Exercise
Exercise Prices	Shares	(years)	Price	Shares	Price
$ 0.32 - $22.72	60,253	9.33	$19.20	20,411	$19.52
$25.60 - $32.00	95,689	7.76	$29.76	74,923	$29.44
$35.52 - $49.60	35,000	7.55	$42.24	31,076	$41.28
$52.48 - $71.04	111,637	7.08	$58.24	108,475	$58.24
	302,579	7.80	$43.52	234,885	$44.48

The following is a summary of stock options outstanding under the plans as of December 31, 2015:

				Stock Options
	Stock Options Outstanding			Exercisable
		Weighted Avg.	Weighted Avg.		Weighted Avg.
Range of	Number of	Contractual Life	Exercise	Number of	Exercise
Exercise Prices	Shares	(years)	Price	Shares	Price
$ 0.32 - $22.72	23,438	8.86	$19.52	16,503	$19.52
$25.60 - $32.00	97,518	8.44	$29.76	41,981	$30.72
$35.52 - $49.60	35,000	8.24	$42.24	24,487	$39.36
$52.48 - $71.04	112,262	7.80	$58.24	97,552	$56.96
	268,218	8.18	$42.24	180,523	$45.12